Provisions	12 Months Ended
Dec. 31, 2021
Provisions
Provisions

Note 12. Provisions

(in thousands of euros)	January 1, 2019	Additions	Reversals/reclasses	December 31, 2019
CIR 2013-2015	358	—	—	358
CIR 2017	—	216	—	216
Long‑term provisions	358	216	—	574
Payroll taxes 2016-2018	1,140	123	—	1,264
Short‑term provisions	1,140	123	—	1,264
Total Provisions	1,498	339	—	1,837

	January 1,			December 31,
(in thousands of euros)	2020	Additions	Reversals/reclasses	2020
CIR 2013-2015	358	1,139	—	1,497
CIR 2017	216	665	—	880
Long‑term provisions	574	1,804	—	2,377
Payroll taxes 2016-2018	1,264	90	(1,224)	130
Short‑term provisions	1,264	90	(1,224)	130
Total Provisions	1,837	1,894	(1,224)	2,507

(in thousands of euros)	January 1, 2021	Additions	Reversals/reclasses	December 31, 2021
CIR 2013-2015	1,497	—	(1,497)	—
CIR 2017	880	—	(880)	—
Long‑term provisions	2,377	—	(2,377)	—
Payroll taxes 2016-2018	130	51	—	180
Short‑term provisions	130	51	—	180
Total Provisions	2,507	51	(2,377)	180

Provisions booked at December 31, 2019, 2020 and 2021 are related to:

-	The CIR risk and payroll taxes risk related to the tax audit carried out by the French tax authority in 2016 in respect of the years ended December 31, 2013, 2014 and 2015 (long term for CIR risk and short term for payroll taxes risk),
-	A tax adjustment risk in respect of payroll taxes carried out in September 2019 with regard to the years ended December 31, 2016, 2017 and 2018.
-	The CIR risk for the year ended December 31, 2017 in connection with the partial reimbursement received in December 2019.

Payroll taxes

Context

Following the tax audit carried out in July 2016 in respect of the 2013, 2014 and 2015 fiscal years, the Company received a proposed tax adjustment for the three fiscal periods audited relating to the classification of the subsidy granted (subject to conditions) in 2012 by Laboratoire Fournier SA and Fournier Industrie et Santé (now part of the Abbott group) (LFSA and FIS) under the Asset Purchase Agreement ("APA").

A collection notice with respect to payroll taxes was received by Inventiva on August 17, 2018 for an amount of €1.9 million, including penalties and late payment interest.

Under the terms and conditions of an additional agreement modifying the APA (the Additional Agreement), LFSA and FIS agreed to indemnify the Company up to a maximum amount of €2.0 million in accordance with the conditions described therein, for any amount claimed by the French tax authorities in relation to the tax treatment of the subsidy paid by LFSA and FIS between 2012 and 2017 (the “Abbott Guarantee”).

Following the new tax audit carried out in 2019 and in respect with the payroll tax for the fiscal years 2016, 2017 and 2018, the Company received in December 2019 a proposal of rectification for a total amount of €1.7 million (penalties and late interest included).

Year ended December 31, 2020

On June 16, 2020, the Company received a response from the French tax authorities, granting it a concession with respect to the disputed payroll taxes for fiscal year 2018. The Company continues to contest the Notice of Recovery (AMR) with regard to the payroll tax for fiscal years 2016, 2017 and 2018 for an amount of €1.3 million ((including penalties and late payment interest).

On October 30, 2020, the Company received the Notice of Recovery (AMR) related to the payroll taxes for the taxable year 2016 and 2017 requesting the payment of €1.2 million (mark-up and delays interests as of December 31, 2019 included). A contentious claim with a request for a suspension of payment was sent by Inventiva on December 8, 2020. The tax authorities responded favorably to the request subject to the constitution of a guarantee in the amount of €1.0 million.

On January 25, 2021, the Company received an unfavorable judgement from the Administrative court of Dijon, rejecting the Company’s request, filed on September 2, 2019, on the cancellation of the tax reassessment related to 2013, 2014 and 2015.

Thus, as of December 31, 2020, considering the ongoing discussions with both the French tax authorities and Abbott:

-	the €1.2 million provision related to payroll tax for fiscal years 2016 and 2017 was reclassified as an accrued liability, as the consequence of the Notice of Recovery reception ;
-	the accrued expense and related accrued income recognized in 2018 for €2.0 million remained unchanged.

As of December 31, 2020, only potential additional late interests for the period from the AMR receipt to the 2020 closing date remains as a provision, as these interests are not claimed to date by the tax authorities.

The net impact on income for fiscal year 2020 amounts to a loss of €0.1 million and corresponds to late payment interest and additional penalties.

Year ended December 31, 2021

On February 11, 2021, the Company received formal notice to pay the amounts due to the French tax authorities under the notice of assessment issued on August 17, 2018 for an amount of €1.9 million.

On March 9, 2021, the Company received the payment from Abbott for an amount of €2.0 million corresponding to the maximum amount covered by compensation under the Additional Agreement (see Note 8.2, “other current assets and receivables”).

On June 9, 2021, in accordance with the French tax authorities, the Company paid €1.8 million, corresponding to the amounts due and late payment interest, including €1.3 million by offsetting VAT credit receivables (see Note 14.2 "Other current liabilities") and €0.5 million by bank transfer (see Note 14, "Trade payables and other current liabilities").

Following this payment, the Company obtained the partial release of the bank guarantee set up in 2019 and 2020, for a total amount of €1.6 million corresponding to the portion relating to the payroll tax. Consequently, Credit Agricole agrees to release the pledge on short-term deposit for €1.0 million (see Note 14, "Trade payables and other current liabilities").

For the payroll tax for fiscal years 2016 and 2017, the French tax authorities rejected, by letter dated November 26, 2021, the Company's claim for a total amount of €1.2 million (including penalties and late payment interest) and discussions for a global settlement are ongoing with the French tax authorities as of the date of these financial statements, with no impact on the Company's accounts as of December 31, 2021.

The net impact on the income statement for fiscal year 2021 was solely relating to the recognition of additional late interest calculated for the period.

CIR

CIR for fiscal years 2013 to 2015

Following the tax audit, for fiscal years 2013 to 2015, on August 1, 2017, the Company received a proposed tax adjustment from the French tax authorities disputing the manner in which some CIR items were calculated over the three fiscal periods audited. Inventiva received a collection notice on August 17, 2018 for an amount of €1.9 million, including penalties and late payment interest.

On January 7, 2019, following the receipt of a letter from the local tax authority on September 3, 2018, the litigation claim was extended with deferral of payment and an additional contentious claim.

On December 31, 2020, based on the ongoing discussions and actions, the Company estimated its maximum exposure relating to the research tax credit for the years 2013 to 2015 at €1.5 million, corresponding to the total amount contested by the tax authorities. This estimate included a clearance of €0.3 million granted by the Ombudsman on January 28, 2021, corresponding to the portion of the dispute relating to subcontracting, given that the subcontracting operations carried out by the Company was compliant with the conditions set out by the decision of French supreme court for administrative law (“Conseil d’Etat”) of July 22, 2020.

On November 26, 2021, in accordance with the clearance granted by the mediator in January 2021, the tax authorities partially accepted the Company’s claim relating to the research tax credit for the years 2013 to 2015 and granted €0.3 million corresponding to the portion of the dispute relating to subcontracting, given that the subcontracting operations carried out by the Company was compliant with the conditions set out by the decision of French supreme court for administrative law (“Conseil d’Etat”) of July 22, 2020.

Following this letter, the provision recorded for a total amount of €1.5 million has been fully reversed and an accrual has been recorded for the same amount.

CIR for fiscal year 2017

On 2019, the Company had received 81% of the 2017 CIR, in an amount of €3.6 million in comparison with the €4.5 million initially requested.

Following the decision of the Conseil d'Etat on July 22, 2020, Inventiva filed an amended claim to the local tax authority (“Direction régionale des Finances publiques”) to obtain the immediate reimbursement of the portion of the 2017 CIR relating to subcontracting operations.

As of December 31, 2020, based on the ongoing discussions and actions, the Company assessed its maximum exposure relating to research tax credit for the year 2017 at €0.9 million, corresponding to the full amount not yet reimbursed by the tax authorities. As a result, an additional provision of €0.7 million was booked at December 31, 2020.

On December 6, 2021, the Company sent a new letter specifying that €0.2 million of the amount not yet reimbursed by the tax authorities was corresponding to eligible subcontracting expenses related to the decision of the Conseil d’Etat on July 22, 2020 and so, was compliant with the conditions of the research tax credit. The Company has offered to waive all claims for the remaining amount of €0.7 million.

In a letter dated January 17, 2022, the tax authorities accepted this request and granted a tax rebate of €0.2 million. Following this letter, the provision recorded for a total amount €0.9 million had been fully reversed and the receivable relating to CIR 2017 has been reduced to €0.2 million, corresponding to the rebate granted by tax authorities (see Note 8.2, “Other currents assets and receivables”).